38. Risk management (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign exchange variation	[1]	$ (1,363)	$ (72)	$ (66)
Brazil, Brazil Real
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020		360,205
Nonderivative financial instruments [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance		87,651
Additional hedging relationships designated, designations revoked and hedging instruments re-designated		12,128
Exports affecting the statement of income		(13,432)
Principal repayments / amortization		(24,845)
Foreign exchange variation
Ending balance		61,502	87,651
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020		69,314
Nonderivative financial instruments [member] | Brazil, Brazil Real
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance		$ 353,295
Hedged transactions		Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues.
Additional hedging relationships designated, designations revoked and hedging instruments re-designated		$ 59,145
Nature of the risk		Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income		$ (67,343)
Maturity Date		January 2021 to December 2030
Principal repayments / amortization		$ (124,955)
Foreign exchange variation		99,466
Ending balance		$ 319,608	$ 353,295

[1]	For more information, see notes 38.3c and 38.3a.